CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Condensed Balance Sheets
	As of December 31, 2017	As of December 31, 2018	As of December 31, 2018
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	1,304	12,338	1,795
Time deposits	-	-	-
Other current assets	20,257	7,348	1,069
Amounts due from intergroup companies	400,659	506,418	73,656

Total current assets	422,220	526,104	76,520

Non-current assets:
Investment in subsidiaries and VIEs	1,060,273	605,167	88,018
Property and equipment, net	241	167	24

Total non-current assets	1,060,514	605,334	88,042

TOTAL ASSETS	1,482,734	1,131,438	164,562

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2018
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and welfare payable	544	369	54
Accrued expenses and other liabilities	68,015	9,452	1,375
Amounts due to intergroup companies	4,401	5,012	729

Total current liabilities	72,960	14,833	2,158

TOTAL LIABILITIES	72,960	14,833	2,158

Shareholders’ equity:
Class A Ordinary shares, par value US$0.00005 per share, 700,000,000 shares authorized as of December 31, 2016 and 2017; 333,787,552 and 350,804,532 shares issued and outstanding as of December 31, 2017 and 2018, respectively	115	121	18
Class B Ordinary shares, par value US$0.00005 per share; 300,000,000 shares authorized as of December 31, 2017 and 2018; 74,400,299 and 74,400,299 shares issued and outstanding as of December 31,2017 and 2018, respectively	28	28	4
Additional paid-in capital	2,295,111	2,431,924	353,709
Treasury shares	(143,780)	(143,780)	(20,912)
Accumulated other comprehensive income	116,051	137,736	20,033
Accumulated deficit and statutory reserve	(857,751)	(1,309,424)	(190,448)

Total shareholder’s equity	1,409,774	1,116,605	162,404

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,482,734	1,131,438	164,562

Schedule of Condensed Statements of Comprehensive Income (loss)

	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Net Revenues	-	-	-	-
Operating expenses:
Sales and marketing	(402)	(497)	(1,784)	(259)
General and administrative	(15,934)	(68,260)	(177,455)	(25,810)

Total operating expenses	(16,336)	(68,757)	(179,239)	(26,069)

Indemnity cost	(9,979)	-	-	-
Other operating income	39	-	-	-

Operating loss	(26,276)	(68,757)	(179,239)	(26,069)
Interest income	10,269	4,818	2	-
Equity in (loss) profits of subsidiaries and VIEs	(186,958)	(253,160)	(272,436)	(39,623)

Loss before income tax	(202,965)	(317,099)	(451,673)	(65,692)
Income tax benefit	-	-	-	-

Net loss	(202,965)	(317,099)	(451,673)	(65,692)

Other comprehensive income
Foreign currency translation gain (loss)	82,347	(56,196)	21,685	3,155
Change in fair value of AFS	754	(733)	-	-

Comprehensive loss	(119,864)	(374,028)	(429,988)	(62,537)

Schedule of Condensed Statements of Cash Flows
	For the years ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Net cash provided (used in) by operating activities	25,679	(270,965)	(91,547)	(13,315)
Net cash provided (used in) by investing activities	413,401	3,065	(56,941)	(8,282)
Net cash (used in) provided by financing activities	(118,484)	(11,945)	159,456	23,192
Effect of exchange rate changes on cash and cash equivalents	481	(60,522)	66	10
Net increase (decrease) in cash and cash equivalents	321,077	(340,367)	11,034	1,605
Cash and cash equivalents at beginning of the year	20,594	341,671	1,304	190
Cash and cash equivalents at end of the year	341,671	1,304	12,338	1,795